Leases - Minimum Future Payments for IFRS16 Lease Contracts not Subject to Cancellation as Lessor (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	$ 179,143	$ 113,988
From 1 to 5 years	1,954,803	1,670,331
More than 5 years	816,783	1,641,963
TOTAL	2,950,729	$ 3,426,282
ARS
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	12,565
From 1 to 5 years	156,101
More than 5 years	2,772
USD
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	166,578
From 1 to 5 years	1,798,702
More than 5 years	$ 814,011